Capital Management - Adjusted Funds Flow (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Cash flows from operating activities	$ 712,384	$ 353,096
Change in non-cash working capital	26,582	(48,758)
Asset retirement obligations settled	6,662	7,168
Adjusted Funds Flow	$ 745,628	$ 311,506
Net Debt to Adjusted Funds Flow	1.9	5.9